Long-Term Loans, Net of Current Maturities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Long-Term Loans, Net of Current Maturities [Line Items]
Short term credit line	$ 1,314
Bearing an annual interest	7.79%